TRILLIUM MUTUAL FUNDS
TRILLIUM ESG GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.5%
Apparel & Textile Products	1.0%
LVMH Moet Hennessy Louis Vuitton S.E.		9,980	$7,564,881
Asset Management	1.5%
Ares Management Corp. - Class A		37,777	6,105,897
LPL Financial Holdings, Inc.		14,885	5,316,475
			11,422,372
Automotive	1.2%
BYD Co. Ltd. - Class H		445,240	5,454,872
Toyota Motor Corp.		179,242	3,849,598
			9,304,470
Banking	7.2%
Bank of America Corp.		140,280	7,715,400
Credicorp Ltd.		22,961	6,589,807
DNB Bank ASA		243,153	6,774,432
Grupo Financiero Banorte S.A.B. de C.V., Series O		468,164	4,340,152
HDFC Bank Ltd. - ADR		171,699	6,273,881
KBC Group N.V.		68,544	8,961,512
PNC Financial Services Group (The), Inc.		45,305	9,456,513
Sumitomo Mitsui Trust Group, Inc.		154,658	4,713,182
			54,824,879
Biotechnology & Pharmaceuticals	6.4%
AstraZeneca PLC		59,977	11,148,664
Gilead Sciences, Inc.		55,160	6,770,338
Merck & Co., Inc.		72,017	7,580,509
Novo Nordisk A/S - Class B		110,042	5,581,163
Roche Holding A.G. (Genusschein)		15,456	6,382,869
Vertex Pharmaceuticals, Inc.(a)		24,800	11,243,328
			48,706,871
Chemicals	2.2%
Air Liquide S.A.		45,864	8,637,914
Ecolab, Inc.		30,576	8,026,812
			16,664,726
Commercial Support Services	1.9%
Brambles Ltd.		255,391	3,913,192
Compass Group PLC		187,602	5,978,039
Recruit Holdings Co. Ltd.		74,648	4,194,589
			14,085,820
Construction Materials	0.6%
Sika A.G. - REG		22,961	4,661,669
Diversified Industrials	1.3%
Siemens A.G. - REG		36,401	10,195,069
E-Commerce Discretionary	1.2%
MercadoLibre, Inc.(a)		4,703	9,473,065

TRILLIUM MUTUAL FUNDS
TRILLIUM ESG GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Electric Utilities	0.8%
Terna - Rete Elettrica Nazionale		584,195	$6,215,078
Electrical Equipment	3.5%
Assa Abloy AB - Class B		171,921	6,641,455
Prysmian S.p.A.		70,992	7,081,975
Schneider Electric S.E.		20,664	5,704,391
Trane Technologies PLC		19,096	7,432,163
			26,859,984
Engineering & Construction	0.6%
Quanta Services, Inc.		10,205	4,307,122
Entertainment Content	1.1%
Netflix, Inc.(a)		91,840	8,610,918
Food	2.9%
Kerry Group PLC - Class A		73,696	6,755,389
McCormick & Co., Inc. (Non Voting)		85,008	5,789,895
Nestle S.A. - REG		93,296	9,260,479
			21,805,763
Gas & Water Utilities	1.0%
American Water Works Co., Inc.		58,967	7,695,194
Health Care Facilities & Services	1.0%
Elevance Health, Inc.		21,841	7,656,363
Home Construction	0.5%
Daiwa House Industry Co. Ltd.		118,386	3,932,643
Household Products	3.7%
Haleon PLC		1,544,837	7,804,698
L'Oreal S.A.		21,841	9,409,722
Unilever PLC		170,788	11,179,551
			28,393,971
Industrial Support Services	0.8%
United Rentals, Inc.		7,384	5,976,019
Institutional Financial Services	2.7%
Bank of New York Mellon (The) Corp.		87,619	10,171,690
Intercontinental Exchange, Inc.		63,786	10,330,780
			20,502,470
Insurance	3.5%
AIA Group Ltd.		585,598	6,011,960
Allianz S.E. - REG		23,017	10,642,539
Aviva PLC		379,683	3,502,716
Travelers (The) Cos., Inc.		22,345	6,481,391
			26,638,606
Internet Media & Services	7.2%
Alphabet, Inc. - Class A		149,077	46,661,101
Spotify Technology S.A.(a)		13,607	7,901,721
			54,562,822

TRILLIUM MUTUAL FUNDS
TRILLIUM ESG GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Leisure Facilities & Services	2.1%
Chipotle Mexican Grill, Inc.(a)		130,760	$4,838,120
Marriott International, Inc. - Class A		23,632	7,331,592
Starbucks Corp.		47,936	4,036,690
			16,206,402
Machinery	2.1%
Atlas Copco AB - Class A		307,441	5,473,243
Deere & Co.		12,599	5,865,716
Kurita Water Industries Ltd.		121,578	4,940,040
			16,278,999
Medical Equipment & Devices	2.1%
Cochlear Ltd.		28,561	4,968,228
Hoya Corp.		39,201	5,945,600
Stryker Corp.		13,384	4,704,074
			15,617,902
Real Estate Investment Trusts	1.6%
American Tower Corp.		23,241	4,080,422
Prologis, Inc.		63,450	8,100,027
			12,180,449
Real Estate Services	0.9%
Jones Lang LaSalle, Inc.(a)		20,608	6,933,974
Renewable Energy	1.4%
First Solar, Inc.(a)		40,264	10,518,165
Retail - Consumer Staples	1.3%
Costco Wholesale Corp.		3,472	2,994,044
Target Corp.		66,696	6,519,534
			9,513,578
Retail - Discretionary	4.3%
Ferguson Enterprises, Inc.		30,632	6,858,337
Home Depot (The), Inc.		16,390	5,639,799
Industria de Diseno Textil S.A.		107,913	7,145,003
Lululemon Athletica, Inc.(a)		19,600	4,073,076
TJX (The) Cos., Inc.		59,463	9,134,112
			32,850,327
Semiconductors	11.1%
Applied Materials, Inc.		29,904	7,685,029
ASML Holding N.V.		8,400	9,095,767
Infineon Technologies A.G.		299,451	13,065,337
NVIDIA Corp.		227,366	42,403,759
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		39,751	12,079,931
			84,329,823
Software	10.8%
Cadence Design Systems, Inc.(a)		27,160	8,489,673
Intuit, Inc.		12,428	8,232,556
Microsoft Corp.		84,505	40,868,308

TRILLIUM MUTUAL FUNDS
TRILLIUM ESG GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Palo Alto Networks, Inc.(a)		46,466	$8,559,037
SAP S.E.		18,761	4,558,333
ServiceNow, Inc.(a)		75,015	11,491,548
			82,199,455
Specialty Finance	2.3%
Visa, Inc. - Class A		49,224	17,263,349
Technology Hardware	4.1%
Apple, Inc.		95,089	25,850,896
Cisco Systems, Inc.		65,800	5,068,574
			30,919,470
Transportation & Logistics	0.6%
Union Pacific Corp.		21,280	4,922,490
TOTAL COMMON STOCKS (Cost $513,696,897)			749,795,158
SHORT-TERM INVESTMENTS	1.1%
Northern Institutional Treasury Portfolio (Premier Class), 3.63%(b)		8,248,223	8,248,223
TOTAL SHORT-TERM INVESTMENTS (Cost $8,248,223)			8,248,223
TOTAL INVESTMENTS (Cost $521,945,120)	99.6%		758,043,381
NET OTHER ASSETS (LIABILITIES)	0.4%		2,830,741
NET ASSETS	100.0%		$760,874,122

(a)Non-income producing security.
(b)7-day current yield as of December 31, 2025 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered
At December 31, 2025 the Fund’s investments were concentrated in the following countries:
Country Allocation	Percentage of Net Assets
United States	62.4%
United Kingdom	5.3
Germany	5.0
France	4.0
Japan	3.6
Switzerland	2.6
All other countries less than 2%	16.7
Total	99.6%

TRILLIUM MUTUAL FUNDS
TRILLIUM ESG SMALL/MID CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.5%
Aerospace & Defense	1.5%
Hexcel Corp.		6,139	$453,672
Apparel & Textile Products	1.7%
Deckers Outdoor Corp.(a)		4,950	513,166
Asset Management	4.2%
LPL Financial Holdings, Inc.		1,313	468,964
StepStone Group, Inc. - Class A		5,794	371,801
Stifel Financial Corp.		3,601	450,917
			1,291,682
Banking	7.1%
East West Bancorp, Inc.		8,579	964,194
Fifth Third Bancorp		8,798	411,834
Webster Financial Corp.		12,927	813,626
			2,189,654
Chemicals	4.0%
Avery Dennison Corp.		1,600	291,008
Ingevity Corp.(a)		7,746	458,408
Rogers Corp.(a)		2,351	215,281
Sensient Technologies Corp.		2,925	274,804
			1,239,501
Construction Materials	0.7%
Trex Co., Inc.(a)		6,516	228,581
Consumer Services	1.4%
Bright Horizons Family Solutions, Inc.(a)		4,356	441,698
Containers & Packaging	1.1%
AptarGroup, Inc.		2,747	335,024
E-Commerce Discretionary	0.9%
Etsy, Inc.(a)		5,132	284,518
Electric Utilities	2.4%
CMS Energy Corp.		4,401	307,762
Ormat Technologies, Inc.		3,749	414,152
			721,914
Electrical Equipment	5.0%
Allegion PLC		2,074	330,222
Badger Meter, Inc.		1,318	229,873
nVent Electric PLC		3,902	397,887
Trimble, Inc.(a)		7,400	579,790
			1,537,772
Engineering & Construction	2.9%
MYR Group, Inc.(a)		2,662	581,647
Tetra Tech, Inc.		9,508	318,898
			900,545
Food	2.9%
Darling Ingredients, Inc.(a)		4,875	175,500

TRILLIUM MUTUAL FUNDS
TRILLIUM ESG SMALL/MID CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Lamb Weston Holdings, Inc.		6,189	$259,257
McCormick & Co., Inc. (Non Voting)		6,713	457,223
			891,980
Health Care Facilities & Services	4.3%
Encompass Health Corp.		4,816	511,170
ICON PLC(a)		2,559	466,301
Quest Diagnostics, Inc.		1,882	326,584
			1,304,055
Household Products	0.7%
elf Beauty, Inc.(a)		2,979	226,523
Industrial Intermediate Products	2.3%
Valmont Industries, Inc.		1,715	689,979
Insurance	4.0%
Hanover Insurance Group (The), Inc.		2,608	476,664
Palomar Holdings, Inc.(a)		2,089	281,514
Reinsurance Group of America, Inc.		2,307	469,382
			1,227,560
Leisure Facilities & Services	3.9%
Cava Group, Inc.(a)		3,384	198,607
Domino's Pizza, Inc.		1,241	517,274
InterContinental Hotels Group PLC - ADR		3,369	474,456
			1,190,337
Machinery	4.6%
Lincoln Electric Holdings, Inc.		3,013	722,035
Middleby (The) Corp.(a)		1,689	251,104
MSA Safety, Inc.		2,781	445,349
			1,418,488
Medical Equipment & Devices	8.3%
Exact Sciences Corp.(a)		3,650	370,694
Merit Medical Systems, Inc.(a)		7,360	648,710
Omnicell, Inc.(a)		9,722	440,407
Penumbra, Inc.(a)		1,452	451,441
TransMedics Group, Inc.(a)		2,411	293,298
Waters Corp.(a)		885	336,150
			2,540,700
Publishing & Broadcasting	3.3%
Liberty Media Corp.-Liberty Formula One - Class C(a)		2,910	286,664
New York Times (The) Co. - Class A		10,461	726,203
			1,012,867
Real Estate Investment Trusts	4.4%
Camden Property Trust		1,971	216,968
CubeSmart		6,199	223,474
EastGroup Properties, Inc.		2,327	414,532

TRILLIUM MUTUAL FUNDS
TRILLIUM ESG SMALL/MID CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Federal Realty Investment Trust		2,657	$267,825
Lamar Advertising Co. - Class A		1,798	227,591
			1,350,390
Real Estate Services	2.3%
Jones Lang LaSalle, Inc.(a)		2,060	693,128
Renewable Energy	2.9%
First Solar, Inc.(a)		2,272	593,515
Nextpower, Inc. - Class A(a)		3,295	287,027
			880,542
Retail - Consumer Staples	1.6%
BJ's Wholesale Club Holdings, Inc.(a)		5,282	475,538
Retail - Discretionary	4.0%
Burlington Stores, Inc.(a)		2,149	620,739
Freshpet, Inc.(a)		3,211	195,646
Ulta Beauty, Inc.(a)		692	418,667
			1,235,052
Semiconductors	3.3%
Allegro MicroSystems, Inc.(a)		11,692	308,435
SiTime Corp.(a)		2,030	716,976
			1,025,411
Software	7.0%
CyberArk Software Ltd.(a)		1,522	678,903
Dynatrace, Inc.(a)		11,747	509,115
Paylocity Holding Corp.(a)		3,067	467,718
PTC, Inc.(a)		1,477	257,308
Varonis Systems, Inc.(a)		6,831	224,057
			2,137,101
Specialty Finance	2.7%
Ally Financial, Inc.		8,723	395,065
Jack Henry & Associates, Inc.		2,396	437,222
			832,287
Transportation & Logistics	1.9%
JB Hunt Transport Services, Inc.		3,048	592,348
Transportation Equipment	1.2%
Westinghouse Air Brake Technologies Corp.		1,733	369,909
TOTAL COMMON STOCKS (Cost $25,568,335)			30,231,922
SHORT-TERM INVESTMENTS	1.5%
Northern Institutional Treasury Portfolio (Premier Class), 3.63%(b)		461,205	461,205
TOTAL SHORT-TERM INVESTMENTS (Cost $461,205)			461,205
TOTAL INVESTMENTS (Cost $26,029,540)	100.0%		30,693,127
NET OTHER ASSETS (LIABILITIES)	(0.0%)(c)		(8,800)
NET ASSETS	100.0%		$30,684,327

TRILLIUM MUTUAL FUNDS
TRILLIUM ESG SMALL/MID CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

(a)Non-income producing security.
(b)7-day current yield as of December 31, 2025 is disclosed.
(c)Amount rounds to less than 0.05%.

Abbreviations:
ADR – American Depositary Receipt
At December 31, 2025 the industry sectors (excluding short-term investments) for the Trillium ESG Small/Mid Cap Fund were:
Sector Allocation	% of Net Assets
Industrials	20.0%
Financials	18.0
Information Technology	14.0
Health Care	12.6
Consumer Discretionary	11.3
Real Estate	6.7
Consumer Staples	5.8
Materials	4.4
Communication Services	3.3
Utilities	2.4
Total	98.5%

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